Commitments and contingencies (Details Narrative) - Equipment [Member] $ in Millions	6 Months Ended
Jun. 30, 2023 USD ($)
Long-Term Purchase Commitment [Line Items]
Purchase Obligation	$ 5.3
Payments to Acquire Property, Plant, and Equipment	3.5
Remaining payments	$ 1.8